RELATED PARTY TRANSACTIONS AND BALANCES (Details)			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2012 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2011 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2011 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2010 Changzhou Youze S&T Co., Ltd. Trina China USD ($)	Dec. 31, 2010 Changzhou Youze S&T Co., Ltd. Trina China CNY	Dec. 31, 2012 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2012 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2011 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2011 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2010 Changzhou Junhe Mechanical Co., Ltd. Trina China USD ($)	Dec. 31, 2010 Changzhou Junhe Mechanical Co., Ltd. Trina China CNY	Dec. 31, 2011 Shanghai Zhenhe New Energy S&T Development Co., Ltd. USD ($)	Dec. 31, 2010 Shanghai Zhenhe New Energy S&T Development Co., Ltd. Trina China USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Amount due to related parties	$ 4,861,497	$ 6,748,353
Total price for wafer purchases			36,704,468	230,705,934	26,529,520	167,159,850	10,553,196	69,890,654
Total price for ingots sold			1,036,067	6,560,951	642,881	4,168,760
Total price of goods and equipment maintenance services purchased									1,508,411	9,481,118	2,005,243	12,634,837	1,611,704	10,811,133
Revenue from PV technical consulting services																452,987
Percentage of interest holding																20.00%
Dividend received															$ 137,511